Document and Entity Information	Jul. 28, 2022
Document and Entity Information
Document Type	8-K
Document Period End Date	Jul. 28, 2022
Entity File Number	001-38103
Entity Registrant Name	JANUS HENDERSON GROUP PLC
Entity Incorporation, State or Country Code	Y9
Entity Tax Identification Number	98-1376360
Entity Address, Address Line One	201 Bishopsgate
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2M3AE
Country Region	+44
City Area Code	(0) 20
Local Phone Number	7818 1818
Title of 12(b) Security	Common Stock
Trading Symbol	JHG
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001274173
Amendment Flag	false